Rio Tinto Limited parent company disclosures - Additional information (Detail) - Guarantees [Member] $ in Millions, $ in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 AUD ($)
Statement Of Financial Statements [Line Items]
Guaranteed amount of external debt		$ 10,200		$ 14,100
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share	$ 7.5	9,600	$ 7.5	10,400
Rio Tinto Limited [member]
Statement Of Financial Statements [Line Items]
Guaranteed amount of other external debt		100		100
Derivative financial liabilities		$ 48		$ 1